Benefit Plans - Summary of Changes in The Benefit Obligation and Plan Assets and The Plan Funded Status (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Service cost	$ 143	$ 159	$ 142
Interest cost	152	190	231
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning fair value of plan assets	4,756
Ending fair value of plan assets	5,334	4,756
Pension Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning benefit obligation	6,551	5,993
Service cost	143	159
Interest cost	152	190
Benefits paid	(349)	(339)
Expenses paid	(135)	(142)
Actuarial (gain) loss	(258)	690
Ending benefit obligation	6,104	6,551	5,993
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning fair value of plan assets	4,756	4,089
Actual return on plan assets	499	559
Employer contributions	471	589
Benefits paid from plan assets	(349)	(339)
Expenses paid	(135)	(142)
Ending fair value of plan assets	5,242	4,756	$ 4,089
Ending funded status	(862)	(1,795)
Amounts Recorded in the Consolidated Balance Sheets
Current liabilities	0	0
Non-current liabilities	(862)	(1,795)
Net amount recorded	$ (862)	$ (1,795)